Statements of Operations (Unaudited) (Parenthetical) - $ / shares	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income Statement [Abstract]
Earnings Per Share, Basic	$ (0.01)	$ (0.01)
Earnings Per Share, Diluted	$ (0.01)	$ (0.01)
Weighted Average Number of Shares Outstanding, Basic	27,738,848	27,374,598
Weighted Average Number of Shares Outstanding, Diluted	27,738,848	27,374,598